Performance by Geographic Area	12 Months Ended
Dec. 31, 2011
Performance by Geographical Area [Abstract]
Performance by Geographic Area [Text Block]
Performance by Geographical Area
Since the Corporation’s operations are highly integrated, certain asset, liability, income and expense amounts must be allocated to arrive at total assets, total revenue, net of interest expense, income (loss) before income taxes and net income (loss) by geographic area. The Corporation identifies its geographic performance based on the business unit structure used to manage the capital or expense deployed in the region as applicable. This requires certain judgments related to the allocation of revenue so that revenue can be appropriately matched with the related expense or capital deployed in the region.

		December 31	Year Ended December 31
(Dollars in millions)	Year	Total Assets (1)	Total Revenue, Net of Interest Expense (2)	Income (Loss) Before Income Taxes	Net Income (Loss)
U.S. (3)	2011	$1,856,654	$73,613	$(9,261)	$(3,471)
	2010	1,975,640	95,115	(5,676)	(4,727)
	2009		98,278	(6,901)	(1,025)
Asia (4)	2011	95,776	10,890	7,598	4,787
	2010	107,140	4,187	1,372	864
	2009		10,685	8,096	5,101
Europe, Middle East and Africa	2011	151,956	7,320	1,009	(137)
	2010	160,621	8,490	1,549	723
	2009		9,085	2,295	1,652
Latin America and the Caribbean	2011	24,660	1,631	424	267
	2010	21,508	2,428	1,432	902
	2009		1,595	870	548
Total Non-U.S.	2011	272,392	19,841	9,031	4,917
	2010	289,269	15,105	4,353	2,489
	2009		21,365	11,261	7,301
Total Consolidated	2011	$2,129,046	$93,454	$(230)	$1,446
	2010	2,264,909	110,220	(1,323)	(2,238)
	2009		119,643	4,360	6,276

(1)	Total assets include long-lived assets, which are primarily located in the U.S.

(2)	There were no material intercompany revenues between geographic regions for any of the periods presented.

(3)
Includes the Corporation’s Canadian operations, which had total assets of $8.1 billion and $16.1 billion at December 31, 2011 and 2010; total revenue, net of interest expense of $1.3 billion, $1.3 billion and $2.5 billion; income before income taxes of $621 million, $458 million and $723 million; and net income of $528 million, $328 million and $488 million for 2011, 2010 and 2009, respectively.

(4)	Amounts include pre-tax gains of $6.5 billion and $7.3 billion ($4.1 billion and $4.6 billion net-of-tax) on the sale of common shares of the Corporation’s investment in CCB during 2011 and 2009.